Investments and loan receivable	12 Months Ended
Dec. 31, 2021
Investments and loan receivable
Investments and loan receivable

Note 6 – Investments and loan receivable

Investments and loan receivable comprised the following:

	At December 31,	At December 31,
	2021	2020
Loan receivable - current	$39.7	$—
	$39.7	$—

Equity investments	$235.1	$195.6
Loan receivable - non-current	—	37.1
Warrants	0.8	5.7
	$235.9	$238.4

(a)	Equity investments

Equity investments comprised the following:

	At December 31,	At December 31,
	2021	2020
Labrador Iron Ore Royalty Corporation ("LIORC")	$187.4	$162.2
Other	47.7	33.4
	$235.1	$195.6

During year ended December 31, 2021, the Company disposed of equity investments with a cost of $4.6 million for gross proceeds of $12.7 million.

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended December 31, 2021 and 2020 were as follows:

	2021	2020
Gain on changes in the fair value of equity investments at FVTOCI	$26.0	$50.5
Income tax expense in other comprehensive income	(3.4)	(6.7)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$22.6	$43.8

(b)	Loan receivable

The loan receivable was extended to Noront Resources Ltd. (“Noront”) as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan bears 7% interest, is secured by certain mining claims held by Noront in the Ring of Fire district, and has a contractual maturity date of September 30, 2022. The Company also has discretion to require repayment of 105% of the principal amount and accrued interest upon occurrence of a change of control of Noront. As at December 31, 2021, the loan receivable of $39.7 million has been classified as a current asset on the Company’s statement of financial position.